Equity-Based Compensation (Summary Of Non-Vested LTIP Awards) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity-Based Compensation [Abstract]
Common Units, Non-vested awards, Beginning balance	67	92	135
Common Units, Granted	49	32	10
Common Units, Vested	(58)	(49)	(52)
Common Units, Forfeited	(3)	(8)	(1)
Common Units, Non-vested awards, Ending balance	55	67	92
Weighted Average Grant Date Fair Value (per unit), Non-vested awards, Beginning balance	$ 19.23	$ 20.45	$ 20.50
Weighted Average Grant Date Fair Value (per unit), Granted	$ 13.50	$ 17.40	$ 19.90
Weighted Average Grant Date Fair Value (per unit), Vested	$ 18.88	$ 20.12	$ 20.47
Weighted Average Grant Date Fair Value (per unit), Forfeited	$ 16.62	$ 20.28	$ 20.50
Weighted Average Grant Date Fair Value (per unit), Non-vested awards, Ending balance	$ 14.63	$ 19.23	$ 20.45